Segment Information - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reportable segment revenue:
Total segment and consolidated revenue	$ 4,522	$ 5,543	$ 6,776
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	6,868	6,553	6,319
Reconciling Items:
Selling, general and administrative expenses	(2,703)	(6,257)	(6,837)
Research development expenses	(217)	(642)	(853)
Impairment losses of assets	(1,557)		(138)
Other income	369	2,023	1,251
Income tax expense
Net loss	(6,454)	(5,886)	(6,120)
Revenue – sales of products
Reportable segment revenue:
Total segment and consolidated revenue	3,116	2,503	4,802
Revenue – hosting service [Member]
Reportable segment revenue:
Total segment and consolidated revenue		52	366
Revenue – mining pool [Member]
Reportable segment revenue:
Total segment and consolidated revenue		69	308
Revenue – mining revenue [Member]
Reportable segment revenue:
Total segment and consolidated revenue	1,406	2,919	1,300
Cost of revenues – sales of products [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	3,391	2,276	4,290
Cost of revenues – hosting service [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues		38	329
Cost of revenues – mining pool [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues		68	308
Cost of revenues – mining revenue [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	$ 3,477	$ 4,171	$ 1,392